Note 17 - Restructuring Costs - Summary of Restructuring Costs (Details) - Grand Prairie, Texas Manufacturing Site [Member] $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	[2]
Restructuring costs	$ 2,156	[1]
Employee Severance [Member]
Restructuring costs	1,125	[3]
Exit and Disposal Activities [Member]
Restructuring costs	$ 1,031	[3]

[1]	Expense associated with inventory write-downs is recorded in cost of sales in the consolidated statements of operations.
[2]	Expense associated with the closure of the Grand Prairie, Texas manufacturing site is related to the Rx Segment.
[3]	Expense associated with severance and employee benefits and exit and disposal activities are included in restructuring costs in the consolidated statements of operations.